Summary of Significant Accounting Policies - Summary of Disaggregation of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Feb. 28, 2018 CNY (¥)	Feb. 28, 2017 CNY (¥)
Segment Reporting Information [Line Items]
Less: sales tax	¥ 1,431	$ 214	¥ 1,464	¥ 1,627
Total	335,643	50,162	300,533	203,188
Standard Programs
Segment Reporting Information [Line Items]
Revenue, Gross	255,147	38,132	201,876	162,227
Ivy Programs
Segment Reporting Information [Line Items]
Revenue, Gross	75,142	11,230	70,458	33,784
Special Programs and Others
Segment Reporting Information [Line Items]
Revenue, Gross	¥ 6,785	$ 1,014	¥ 29,663	¥ 8,804